ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	June 30,	September 30,
	2025	2024
	(unaudited)
Accounts payable	$614,759	$1,138,187
Accrued salaries payable	902,328	480,760
Other accrued expenses	47,620	118,419
Total	$1,564,707	$1,737,366

	2024	2023
Accounts payable	$1,165,727	$1,072,161
Accrued salaries payable	509,281	1,138,235
Other accrued expenses	118,419	59,992
Total	$1,793,427	$2,270,388